Financial Instruments - Contractual Maturities for Non-derivative Financial Liabilities (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, book value	₩ 4,035,960
Borrowings, book value	20,209,270	₩ 21,063,657
Financial guarantee liabilities, book value	68,205
Other financial liabilities, book value	1,803,353
Non-derivative financial liabilities, book value	26,116,788
Trade accounts and notes payable, contractual cash flow	4,037,863
Borrowings, contractual cash flow	24,319,619
Financial guarantee liabilities, contractual cash flow	3,147,280
Other financial liabilities, contractual cash flow	1,817,014
Non-derivative financial liabilities, contractual cash flow	33,321,776
Less than 1 year [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, contractual cash flow	4,006,942
Borrowings, contractual cash flow	12,912,399
Financial guarantee liabilities, contractual cash flow	3,147,280
Other financial liabilities, contractual cash flow	1,668,937
Non-derivative financial liabilities, contractual cash flow	21,735,558
1 year - 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Trade accounts and notes payable, contractual cash flow	30,921
Borrowings, contractual cash flow	10,452,389
Other financial liabilities, contractual cash flow	148,077
Non-derivative financial liabilities, contractual cash flow	10,631,387
After 5 years [member]
Disclosure of maturity analysis for non-derivative financial liabilities [line items]
Borrowings, contractual cash flow	954,831
Non-derivative financial liabilities, contractual cash flow	₩ 954,831